Note 2 - Basis of Presentation and Significant Accounting Policies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash, Uninsured Amount	$ 1,745,520		$ 1,745,520			$ 2,813,000
Depreciation	72,190	$ 69,127	306,092	$ 223,887	$ 299,553	$ 208,448
Cost, Depreciation			78,486	21,841
Depreciation, Nonproduction			227,606	202,046
Inventory Write-down			2,075,080	129,162
Inventory Valuation Reserves	0		0
Accounts Receivable, Allowance for Credit Loss	$ 1,894		1,894
Share-Based Payment Arrangement, Expense			524,696	731,499
Issuance of Stock and Warrants for Services or Claims			125,229	79,998
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense			$ 399,436	$ 651,501
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)			6 years		6 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)			6 years 6 months		6 years 6 months
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Retail Customer [Member]
Number of Customers	1		1
Concentration Risk, Percentage	46.00%		44.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Food Distributor [Member]
Number of Customers	1	1	1
Concentration Risk, Percentage	20.00%	18.00%	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Retail Customers [Member]
Number of Customers		2
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Retail Customer One [Member]
Concentration Risk, Percentage		37.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Retail Customer Two [Member]
Concentration Risk, Percentage		25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customers [Member]
Number of Customers			5
Concentration Risk, Percentage			86.00%	91.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Distributors [Member]
Number of Customers				2
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Distributor One [Member]
Concentration Risk, Percentage				30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Distributor Two [Member]
Concentration Risk, Percentage				30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Number of Customers			5
Concentration Risk, Percentage			82.00%	82.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Number of Suppliers	2
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk, Percentage	17.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk, Percentage	10.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk, Percentage			18.00%
Number of Suppliers			1